Stock Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Stock Based Compensation

11. Stock Based Compensation

ASC 718 requires compensation expense associated with share-based awards to be recognized over the requisite service period which, for the Company, is the period between the grant date and the date the award vests or becomes exercisable. The Company recognizes all share-based awards under the straight-line attribution method, assuming that all granted awards will vest. Forfeitures are recognized in the periods when they occur.

Stock based compensation has been reported within expense line items on the consolidated statement of operations for the six months ended June 30, 2026 and 2025 as shown in the following table (in $000s):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2026	2025	2026	2025
General and administrative	$1	$2	$1	$1,595
Research and development	-	$5	-	78
Stock-based compensation costs	$1	$7	$1	$1,673

There were no stock options or restricted stock units granted during the six months ended June 30, 2026. During the six months ended June 30, 2025, a total of 24,812 stock options and 0 restricted stock units were granted.

15. Stock-Based Compensation

Stock based compensation has been reported within expense line items on the consolidated statement of operations for the years ended 2025 and 2024 as shown in the following table (in thousands):

	Year Ended
	December 31,
	2025	2024
General and administrative	$2,297	$498
Research and development	37	94
Stock-based compensation costs	$2,334	$592

2018 Plan

In May 2018, the Company’s stockholders approved the 2018 Equity Incentive Plan (the “2018 Plan”), under which the Company may make equity incentive grants to its officers, employees, directors and consultants. The 2018 Plan allows for various types of award grants, including stock options and restricted stock units.

On February 6, 2025, the Company’s stockholders approved an amendment to the 2018 Plan to reserve an additional 500,000 shares of Common Stock for issuance thereunder, which number would not be adjusted as a result of the Reverse Stock Split. On June 30, 2025, the Company’s stockholders approved another amendment to the 2028 Plan to reserve an additional 4,281,987 shares of Common Stock for issuance thereunder. As of December 31, 2025, the Company has reserved approximately 4,282,026 shares of the Company’s common stock under the 2018 Plan for future issuances.

Stock option awards granted under the Company’s equity incentive plans have a maximum life of 10 years and generally vest over a one to four-year period from the date of grant. Certain awards, though, vest immediately upon grant, including those granted in 2025, as discussed in further detail below.

2020 Inducement Equity Incentive Plan

In October 2020, the Inducement Equity Incentive Plan (the “Inducement Plan”), became effective. Under the Inducement Plan, the Company may make equity incentive grants to new senior level Employees (persons to whom the Company may issue securities without stockholder approval). The Inducement Plan allows for the issuance of up to 55 shares of the Company’s common stock (or the equivalent of such number). As of December 31, 2025, all 55 shares under the Inducement Plan are available for issuance.

Option Awards Granted Outside of the 2018 Plan and Inducement Plan

During February 2025, the Company issued stock option awards to employees and consultants outside of the 2018 Plan and the Inducement Plan. The shares underlying these options are not registered for resale. All of the options granted outside of the 2018 Plan and Inducement Plan vest immediately upon grant and can be exercised beginning three months from the recipient’s Termination Date through the expiry of the option awards, which is ten years from the grant date. The Termination Date is defined as the date on which an award recipient ceases to be an employee, director or consultant of the Company or of an Affiliate for any reason other than the death or disability, or termination of the recipient for cause.

Option Grants and Exercises

There were 24,812 options granted during the year ended December 31, 2025. Of these awards, 1,066 were issued under the 2018 Plan and the rest were issued outside of the 2018 Plan and the Inducement Plan. Options granted during the year ended December 31, 2025 had a grant date fair value ranging between $60.86 and $72.38 per option.

There were 52 options granted under the 2018 Plan during the year ended December 31, 2024. These options had a grant date fair value of $424.80 per option.

The fair value of the stock options granted is calculated using the Black-Scholes option-pricing model as prescribed by ASC 718 using the following assumptions:

	Year ended	Year ended
	December 31, 2025	December 31, 2024
Expected term (years)	5 - 10	6
Risk free interest rate	4.060% – 4.250%	3.995%
Volatility	100% – 107%	93%
Expected dividend yield over expected term	0.00%	0.00%
Resulting weighted average grant date fair value	$70.79	$424.80

There were no stock options exercised during each of the years ended December 31, 2025 and 2024, respectively. The Company does not expect to be able to benefit from the deduction for stock option exercises that may occur because the company has tax loss carryforwards from prior periods that would be expected to offset any potential taxable income.

As of December 31, 2025, the total remaining unrecognized compensation cost related to all outstanding awards with service conditions is less than $1,500 and will be amortized over an approximate remaining requisite service period of 0.50 years.

Outstanding Options

A summary of the share option activity and related information is as follows:

		Weighted Average	Weighted Average Remaining
	Number of	Exercise	Contractual	Aggregate
	Options	Price Per	Term	Intrinsic
	Outstanding	Share	(Years)	Value ($000)

Options outstanding at December 31, 2023	595	$12,048.00	7.96	$—
Granted	52	$547.20	—	$—
Exercised	—	$—	—	$—
Cancelled/forfeited	(153)	$12,327.88	—	$—
Options outstanding at December 31, 2024	494	$10,658.14	7.20	$—

Granted	24,812	$78.92	—	$—
Exercised	—	$—	—	$—
Cancelled/forfeited	(385)	$9,610.52	—	$—
Options outstanding at December 31, 2025	24,921	$103.04	9.13	$—

Unvested at December 31, 2025	4	$2,094.84	7.49	$—
Vested and exercisable at December 31, 2025	24,917	$102.72	9.13	$—

Restricted Stock Units

The Company issued 500,178 restricted stock units during the year ended December 31, 2025. These restricted stock units vested immediately and were valued at $1.40 at the date of grant, which was equivalent to the market price of a share of the Company’s common stock on that date.

The Company issued 52 restricted stock units during the year ended December 31, 2024. These restricted stock units vested monthly over a six-month service period. These restricted stock units were valued at $547.20 at the date of grant, which was equivalent to the market price of a share of the Company’s common stock on that date.

Seventy-one restricted stock units were issued in January 2023. These units vest on the third anniversary of their date of grant, or earlier if certain defined clinical trial-related performance targets are met. A three-year vesting assumption was applied to these restricted stock units as satisfaction of the performance conditions is not probable at this time. Each restricted stock unit was valued at $3,240.00 at the date of grant, which was equivalent to the market price of a share of the Company’s common stock on that date. As of December 31, 2025, all but 2 of the original awards granted have been forfeited due to the recipient’s termination of service with the Company. In the year ended December 31, 2025, the Company reduced stock compensation cost, a component of selling general, and administrative expense, by approximately $92,000 as a result of forfeitures of these awards during that period.

The July 2025 Reverse Stock Split resulted in the effective cancellation of certain previously issued and outstanding restricted stock units. In the quarter ended June 30, 2025, the Company accelerated the recognition of any remaining unrecognized compensation expense upon the impending cancellation of those awards. This resulted in an approximately $1,000 charge during the year ended December 31, 2025.

Summarized information for restricted stock units as of December 31, 2025 and 2024 is as follows:

		Weighted Average
	Restricted	Grant Date
	Stock Units	Value Per
	Outstanding	Share

RSUs outstanding at Dec 31, 2023	144	$3,902.40
Granted	52	$547.20
Cancelled/forfeited	(32)	$3,675.17
RSUs outstanding at Dec 31, 2024	164	$2,881.62

Granted	500,178	$1.40
Vested and converted to Common Stock	(500,178)	$1.40
Cancelled/forfeited	(162)	$3,284.47
RSUs outstanding at December 31, 2025	2	$3,240.00